WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED OCTOBER 18, 2013
TO THE SUMMARY PROSPECTUS AND PROSPECTUS,
EACH DATED AUGUST 30, 2013, OF
WESTERN ASSET MACRO OPPORTUNITIES FUND

The language in the section titled “Performance” in the fund’s Summary Prospectus and in the fund’s Prospectus is supplemented by the following language:

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.